As filed with the Securities and Exchange Commission on October 18, 2007 1933 Act File No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐	Post-Effective Amendment No. ☐
WT MUTUAL FUND
(Exact Name Of Registrant As Specified In Charter)
(800) 254-3948
(Area Code and Telephone Number)
1100 North Market Street
Wilmington, DE 19890
(Address of Principal Executive Offices)
Mr. Neil Wolfson
Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
(Name and Address of Agent for Service)
Copy to:
Joseph V. Del Raso
Pepper Hamilton, LLP
3000 Two Logan Square
Philadelphia, PA 19103
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title Of Securities Being Registered: A Shares and Institutional Shares of beneficial interest, no par value, of Wilmington Multi-Manager Large-Cap Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.
It is proposed that this filing will become effective on November 19, 2007, pursuant to Rule 488 under the Securities Act of 1933, as amended.

WT MUTUAL FUND
Wilmington Multi-Manager Mid-Cap Fund
1100 N. Market Street
Wilmington, DE 19890
November           , 2007
Dear Shareholder:
          The Board of Trustees of WT Mutual Fund (the “Trust”) has called a Special Meeting of Shareholders (the “Meeting”) of the Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”), a series of the Trust, to be held at 10:00 a.m., Eastern time, on December ___, 2007 at the offices of the Trust’s investment adviser and administrator at 1100 North Market Street, Wilmington, Delaware 19890.
          The Board of Trustees is pleased to recommend to the shareholders of the Mid-Cap Fund a reorganization plan which contemplates the acquisition of the assets and liabilities of the Mid-Cap Fund by the Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”)(the “Reorganization”). The Reorganization, which is expected to become effective on December ___, 2007, is described in more detail in the attached Proxy Statement/Prospectus. You should review the Proxy Statement/Prospectus carefully.
          You are being asked to vote to approve an Agreement and Plan of Reorganization for the Mid-Cap Fund. The accompanying document describes the proposed Reorganization and compares the policies and expenses of the Mid-Cap Fund to those of the Large-Cap Fund for your review and evaluation. In considering whether to approve the Reorganization, you should note that:
•	The Reorganization is expected to result in a reduction in net operating expenses for Mid-Cap Fund shareholders;

•	The receipt of Large-Cap Fund shares by Mid-Cap Fund shareholders in the Reorganization is not expected to result in a taxable event, unlike the liquidation of a fund which could result in you paying federal income taxes; and

•	With the exception of the market capitalization range of the securities in which the Funds invest, the investment objectives, policies and risks of the Mid-Cap Fund are identical to those of the Large-Cap Fund.
          After careful consideration, the Board of Trustees of the Trust unanimously approved this proposal and recommends that shareholders vote “FOR” the proposal.
          A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

          YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN DECEMBER [___], 2007.
          If needed, the Trust may retain a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Meeting approaches, if we have not already heard from you, you may receive a telephone call from such firm reminding you to exercise your right to vote.
          We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely, Edward W. Diffin, Jr. Secretary

WT MUTUAL FUND
Wilmington Multi-Manager Mid-Cap Fund
1100 North Market Street
Wilmington, Delaware 19890
(800) 336-9970
Notice of Special Meeting of Shareholders of Wilmington Multi-Manager Mid-Cap Fund
To Be Held On December ___, 2007
To the Shareholder:
A Special Meeting of Shareholders of the Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”), a series of WT Mutual Fund (the “Trust”), will be held on December ___, 2007 at 10:00 a.m., Eastern time, at the offices of the Trust’s investment adviser and administrator at 1100 North Market Street, Wilmington, Delaware 19890 (the “Special Meeting”).
At the Special Meeting, you will be asked to consider and approve the following:
1.	An Agreement and Plan of Reorganization providing for (a) the transfer of all of the Mid-Cap Fund assets and liabilities by the Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”), a series of WT Mutual Fund, in exchange for shares of the Large-Cap Fund, and (b) the subsequent dissolution of the Mid-Cap Fund; and

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.
THE BOARD OF TRUSTEES HAS UNANIMOUSLY APPROVED THIS PROPOSAL.
Shareholders of record at the close of business on October 12, 2007, are entitled to vote at the Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Meeting, please complete, sign and return promptly the enclosed proxy card so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.

By Order of the Board of Trustees Edward W. Diffin, Jr. Secretary
November ___, 2007

WT MUTUAL FUND
PROXY STATEMENT/PROSPECTUS
Special Meeting of Shareholders of the
Wilmington Multi-Manager Mid-Cap Fund
1100 North Market Street
Wilmington, Delaware 19890
(800) 336-9970

To Be Held On
December ___, 2007
Relating to the Reorganization of the Wilmington Multi-Manager Mid-Cap Fund into the
Wilmington Multi-Manager Large-Cap Fund
INTRODUCTION
          This Proxy Statement/Prospectus is furnished to the shareholders of the Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”) in connection with a proposed reorganization of the Mid-Cap Fund (the “Reorganization”). The Reorganization involves the transfer of all the assets and liabilities of the Mid-Cap Fund to the Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”) in exchange for shares of the Large-Cap Fund. Both Funds are series of the WT Mutual Fund and are managed by Rodney Square Management Corporation (“RSMC”), a wholly-owned subsidiary of Wilmington Trust Corporation.
          Upon the exchange of assets and liabilities of the Mid-Cap Fund for shares of the Large-Cap Fund, the Mid-Cap Fund will distribute to its shareholders their pro rata portion of the shares of the Large-Cap Fund received in the Reorganization. The result will be dissolution of the Mid-Cap Fund. The shares of the Large-Cap Fund that you receive will have an aggregate value equal to the aggregate value of the Mid-Cap Fund shares you held as of the close of business on the day the Reorganization closes. You are being asked to vote on an Agreement and Plan of Reorganization for the Mid-Cap Fund pursuant to which these transactions will be accomplished.
          Because you, as a shareholder of the Mid-Cap Fund, are being asked to approve transactions that will result in you holding shares of the Large-Cap Fund, this Proxy Statement also serves as a Prospectus for the Large-Cap Fund.
          This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Large-Cap Fund that you should know before investing.
          For a more detailed discussion of the investment objectives, policies, restrictions, risks, investment adviser, sub-advisers, and portfolio managers of the Funds, see the Prospectuses for A Shares and Institutional Shares of the Wilmington Multi-Manager Funds, dated November 1, 2007, (the “Prospectuses”) and the Statement of Additional Information

(“SAI”) for the Wilmington Multi-Manager Funds dated November 1, 2007, which are incorporated by reference herein. The Funds each provide periodic reports to their shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report dated June 30, 2007 is incorporated by reference herein. You may receive a copy of the most recent Prospectus or SAI, and the annual report for the Funds, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970.
          You can copy and review information about the Funds (including the SAI) at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
          Investment in the Funds are not bank deposits and are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates. The Funds are not federally insured and are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency. There is no guarantee that a Fund will achieve its investment objective.
          The Securities and Exchange Commission has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY
          You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Wilmington Multi-Manager Funds Prospectuses and the Agreement and Plan of Reorganization (the “Plan”), which is attached hereto as Appendix A.
          The Proposed Reorganization.
The Board of Trustees, a majority of whose members are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) has unanimously approved the Plan. The Plan provides that, subject to the requisite approval of the Mid-Cap Fund shareholders, on the date of the Reorganization the Mid-Cap Fund will assign, transfer and convey to the Large-Cap Fund all of its assets including all securities and cash, in exchange for shares of the Large-Cap Fund having an aggregate net asset value equal to the value of the Mid-Cap Fund’s net assets, and the Large-Cap Fund will assume the Mid-Cap Fund’s liabilities. The Mid-Cap Fund will distribute all Large-Cap Fund shares received by it among its shareholders so that each shareholder of A Shares and Institutional Shares will receive a pro rata distribution of the Large-Cap Fund’s A Shares and Institutional Shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Mid-Cap Fund shares as of the date of the Reorganization. The Large-Cap Fund shares received by each shareholder will be of the same share class as the shareholder’s Mid-Cap Fund shares. Thereafter, the Mid-Cap Fund will cease operations and will be terminated as a series of the Trust.
          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Mid-Cap Fund and will become a shareholder of the Large-Cap Fund as of the close of business on the date of the Reorganization. No sales charge or redemption fee will be imposed at the time of the Reorganization. Any subsequent investment in A Shares of the Large-Cap Fund after the Reorganization will be subject to any applicable sales charges and any redemption of shares of the Large-Cap Fund received in the Reorganization will be subject to the redemption fee which would be calculated from the date of original purchase of Mid-Cap Fund shares.
          The Board of Trustees has unanimously concluded that the Reorganization is in the best interests of the Mid-Cap Fund and its shareholders and that the interests of the Mid-Cap Fund’s existing shareholders will not be diluted as a result of the transactions contemplated thereby. See “Reasons for the Reorganization.”

          Tax Consequences. As a condition to the closing of the Reorganization, the Mid-Cap Fund and the Large-Cap Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Mid-Cap Fund, the Mid-Cap Fund’s shareholders, or the Large-Cap Fund as a result of the Reorganization. Certain tax attributes of the Mid-Cap Fund may carry over to the Large-Cap Fund; however, the ability of the Large-Cap Fund to utilize the Mid-Cap Fund’s capital loss carryforwards, if any, will be subject to limitations. See “Information about the Reorganization—Federal Income Tax Consequences.”
          Comparison of the Mid-Cap Fund and the Large-Cap Fund. The following discussion is primarily a summary of certain parts of the Prospectuses. Information contained in this Proxy Statement/Prospectus is qualified by the more complete information set forth in the Prospectuses and SAI, which are incorporated herein by reference.
          Investment Objective. The investment objective of each of the Funds are identical. Each Fund seeks to achieve long-term capital appreciation.
          Principal Investment Strategies. With the exception of the market capitalization ranges for the securities in which each Fund invests, the Large-Cap Fund and the Mid-Cap Fund have identical principal investment strategies. To pursue their respective investment objectives, the Large-Cap Fund and the Mid-Cap Fund invest primarily in U.S. equity or equity-related securities. The Large Cap Fund currently invests in “large-cap companies” with a capitalization of greater than $___; the Mid-Cap Fund currently invests in “mid-cap companies” with a capitalization range of between $___ and $___.
          Each Fund also employs a multi-manager approach, relying on several sub-advisers with different investment philosophies to manage a portion of its assets under the general supervision of the Fund’s investment adviser. See “Principal Investment Strategies-Strategies of the Sub-Advisers to the Large-Cap Fund” and “Principal Investment Strategies-Strategies of the Sub-Advisers to the Mid-Cap Fund” in the Prospectuses for information on each Fund’s sub-advisers and their investment strategies. In addition the investment adviser may allocate a portion of a Fund’s assets to shares of exchange-traded funds whose underlying investments are consistent with a Fund’s underlying investments.
          See “Fund Descriptions,” and “Additional Investment Information” in the Prospectuses and “Investment Policies” and “Investment Limitations” in the SAI, each of which are incorporated herein by reference.
          Principal Risks. Because each Fund is a “domestic equity” fund that has the same investment objective and substantially similar principal investment strategies, policies and limitations, the principal risks associated with an investment in the Mid-Cap Fund and Large-Cap Fund are substantially similar. These risks, as primarily described in the Prospectuses, are discussed below. As a result, the value of your investment in Large-Cap Fund, as in the Mid-Cap Fund, will fluctuate, sometimes dramatically, which means you could lose money.
•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on a Fund’s performance.

•	Derivatives Risk: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include: the risk of imperfect correlation between the value of the instruments and the underlying assets; risk of default by the other party to certain transactions; risk that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risk that the instruments may not be liquid. Using derivatives can increase the volatility of a Fund’s share price. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. See “Principal Risk Information — Leverage Risk”.

•	IPO Risk: A Fund may acquire common and preferred stock of issuers in an initial public offering (“IPO”). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of a Fund’s portfolio as the Fund’s assets increase (and thus have a more limited effect on performance).

•	Leverage Risk: The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of leverage may require the liquidation of portfolio positions to satisfy obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. The Funds will maintain asset segregation policies and the asset coverage requirements which comply with the current position of the SEC and its staff.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.
          See “Fund Descriptions-Principal Risks” and “Additional Risk Information” in the Prospectuses and “Investment Policies” and “Investment Limitations” in the SAI, each of which is incorporated herein by reference.
          Sales Charges (A Shares only). The schedules of sales charges imposed at the time of purchase of A Shares of the Funds are identical. The maximum sales charge imposed on the purchase of Class A shares of a Fund is 3.50%. See “Front-End Sales Charge” in the A Shares Prospectus for a discussion of sales charges. No sales charge will be imposed at the time of the Reorganization.
          Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Funds as of June 30, 2007. The “Pro Forma After Reorganization” operating expenses information is based on the net assets and accruals of the Mid-Cap Fund and the Large-Cap Fund as of June 30, 2007, as adjusted, showing the effect of the Reorganization had it occurred on such date (including estimated costs of the Reorganization totaling $25,000). Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
(as a percentage of average daily net assets)

					Pro Forma After
	Large-Cap		Mid-Cap		Reorganization
Institutional Shares	Fund		Fund		Large-Cap Fund
Management fees	0.69%		0.71%		0.69%
Distribution (Rule 12b-1) fees	None		None		None
Other expenses	0.24%		0.74%		0.23%
Acquired Fund fees and expenses[1]	0.05%		0.05%		0.05%
Total annual Fund operating expenses[2]	0.98%		1.50%		0.97%
Waivers/Reimbursements	(0.07	)% [4]	(0.30	)% [3,4]	(0.07	)% [4]
Net expenses	0.91%		1.20%		0.90%

					Pro Forma After
	Large-Cap		Mid-Cap		Reorganization
A Shares	Fund		Fund		Large-Cap Fund
Management fees	0.69%		0.71%		0.69%
Distribution (Rule 12b-1) fees	0.25%		0.25%		0.25%
Other expenses	0.24%		0.74%		0.23%
Acquired Fund fees and expenses[1]	0.05%		0.05%		0.05%
Total annual Fund operating expenses[2]	1.23%		1.75%		1.22%
Waivers/Reimbursements	(0.07	)% [4]	(0.30	)% [3,4]	(0.07	)% [4]
Net expenses	1.16%		1.45%		1.15%

[1]	Fees and expenses incurred indirectly as a result of investment in shares of one or more “Acquired Funds,” which include (i) ETFs, (ii) other investment companies, or (iii) companies that would be an investment company under Section 3(a) of the 1940 Act except for exceptions under Sections 3(c)(1) and 3(c)(7) under the 1940 Act.

[2]	“Total annual Fund operating expenses” do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratios reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.”

[3]	RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that “Total annual Fund operating expenses” for the Mid-Cap Fund, excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund fees and expenses,” exceed 1.15%. These contractual fee waiver arrangements will remain in place until June 30, 2012, unless the Board of Trustees approves their earlier termination

[4]	Pursuant to separate fee waiver agreements, certain sub-advisers have agreed to waive their fees to the extent that the fee calculation determined under the respective sub-advisory agreement exceeds the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates. The fee waivers amounted to 0.07% and 0.01% of average daily net assets for the Large-Cap Fund and Mid-Cap Fund, respectively. In addition, the sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain fees associated with a Fund with average daily net assets below $75 million.

Expense Examples
          This Example is intended to help you compare the cost of investing in Shares of a Fund with the cost of investing in other mutual funds. The Example shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that (i) you reinvest all dividends and other distributions, (ii) the average annual return is 5%, (iii) a Fund’s total operating expenses (reflecting any contractual waivers or reimbursements) are charged and remain the same over the time periods, and (iv) you redeem all of your investment at the end of each time period. The examples are for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future of Institutional Shares or A Shares of a Fund.

			Pro Forma After
			Reorganization
Institutional Shares	Large-Cap Fund	Mid-Cap Fund	Large-Cap Fund
1 Year	$93	$122	$93
3 Years	$290	$381	$287
5 Years	$504	$660	$498
10 Years	$1,120	$1,640	$1,108
A Shares
1 Year	$464	$493	$463
3 Years	$706	$796	$703
5 Years	$966	$1,120	$961
10 Years	$1,710	$2,203	$1,699
          Performance Information. The following tables provide performance information for the Institutional Shares and the A Shares of each Fund for the periods indicated. Past performance is not predictive of future performance. For more information concerning the performance of the Funds, please see “Fund Descriptions-Performance Information” in the Prospectuses, and the Funds’ Annual and Semi-Annual Reports to Shareholders, all of which may be obtained, free of charge, by calling (800) 336-9970 or on the Funds’ website at http://www.wilmingtonfunds.com. If the investment adviser had not waived or reimbursed certain expenses of the Mid-Cap Fund during these periods, its returns would have been lower.
Average Annual Total Return

Institutional Shares	Large Cap Fund	Mid-Cap Fund
One Year Ended June 30, 2007	18.45%	17.24%
Since Inception*	11.36%	14.52%

*	Since inception return for Institutional Shares are for the period July 1, 2003 (commencement of operations) through June 30, 2007.

	Large Cap		Mid-Cap
	Fund		Fund
	With	Without	With	Without
A Shares	Sales Charge*	Sales Charge	Sales Charge*	Sales Charge
One Year Ended June 30, 2007	14.09%	18.26%	12.86%	16.97%
Since Inception**	9.84%	12.41%	9.96%	12.58%

*	Reflects the deduction of the maximum front-end sales charge of 3.50%.

**	Since inception returns for A Shares are for the period December 20, 2005 (commencement of operations) through June 30, 2007.

          Federal Income Tax Consequences. No gain or loss will be recognized by the Mid-Cap Fund or its shareholders as a result of the Reorganization. The aggregate tax basis of the shares of the Large-Cap Fund received by a shareholder of the Mid-Cap Fund (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shareholder’s shares of the Mid-Cap Fund. The holding period of the shares of the Large-Cap Fund received by a shareholder of the Mid-Cap Fund (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Mid-Cap Fund held by the shareholder, provided that such shares are held as capital assets by the shareholder of the Mid-Cap Fund at the time of the Reorganization. The holding period and tax basis of each asset of the Mid-Cap Fund in the hands of the Large-Cap Fund as a result of the Reorganization will be the same as the holding period and tax basis of each such asset in the hands of the Mid-Cap Fund prior to the Reorganization. Provided that the Mid-Cap Fund shares surrendered constitute capital assets in the hands of the shareholder, such gain or loss realized by the shareholder will be capital gain or loss upon disposition of the shares. This tax information is based on the advice of Pepper Hamilton, LLP, counsel to the Trust. It is a condition to the closing of the Reorganization that such advice be confirmed in a written opinion of counsel. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”).
          Comparison of Distribution Fees and Purchase and Redemption Procedures. The purchase and redemption procedures for the Funds are the same.
          The shares of each Fund are offered to a broad range of investors. A Shares are sold with a front-end sales load of up to 3.50% for purchases of $500,000 or less. Institutional Shares are available at NAV without an initial sales charge. Your investment in A Shares and Institutional Shares, however, is subject to a redemption fee or exchange fee of 1.00% if you redeem or exchange shares within 60 days of purchase. The redemption fee and exchange fee will continue to apply to the Large-Cap Fund shares issued in the Reorganization. The 60 day period will be calculated from the date of the original purchase of the Mid-Cap Fund’s Shares.
          Each Fund’s A Shares have a 0.25% distribution (Rule 12b-1) fee. The shares of both Funds may be exchanged for comparable classes of shares of other Wilmington Funds. More information on distribution and purchase and redemption procedures of the Large-Cap Fund is provided in the Prospectuses under “Shareholder Information.”
          Service Providers. The Funds have the same investment adviser, administrator, accounting agent, transfer agent, and principal underwriter, which will continue in their capacity after the Reorganization.
          Comparison of Business Structures. Each Fund is a series of WT Mutual Fund, which is organized as a Delaware statutory trust and is governed by its Agreement and Declaration of Trust, Bylaws and Delaware law.

INFORMATION ABOUT THE REORGANIZATION
          Description of the Plan. The following summary of the Plan is qualified in its entirety by reference to the Form of the Agreement and Plan of Reorganization (the “Plan”) attached to this Proxy Statement/Prospectus as Exhibit A.
          As provided in the Plan, the Large-Cap Fund will acquire all the assets and assume all the liabilities of the Mid-Cap Fund at the effective time of the Reorganization (the “Effective Time”). In return, the Large-Cap Fund will issue, and the Mid-Cap Fund will distribute to its shareholders, a number of full and fractional shares of the Large-Cap Fund, determined by dividing the net assets of each class of the Mid-Cap Fund by the NAV of one share of the corresponding class of the Large-Cap Fund. For this purpose, the Plan provides the times for and methods of determining the net assets of each Fund. The Plan provides that shareholders of the Mid-Cap Fund will be credited with shares of the Large-Cap Fund corresponding to the aggregate NAV of the Mid-Cap Fund’s shares that the shareholder holds of record at the Effective Time.
          Following the distribution of the Large-Cap Fund shares in full liquidation of the Mid-Cap Fund, the Mid-Cap Fund will wind up its affairs, cease operations, and dissolve as soon as is reasonably possible after the Reorganization. In the event the Reorganization does not occur, the Mid-Cap Fund will continue its operations and the Trustees of the Trust will consider what future action, if any, is appropriate.
          The projected expenses of the Reorganization, largely those for legal, accounting, printing and proxy solicitation expenses, are estimated to total approximately $25,000. The projected expenses will be borne by the Mid-Cap Fund.1
          The Reorganization is expected to occur during the calendar year ending December 31, 2007. Under applicable legal and regulatory requirements, none of the Mid-Cap Fund’s shareholders will be entitled to exercise objecting shareholders’ appraisal rights, i.e., to demand the fair value of their shares in connection with the Reorganization. Therefore, shareholders will be bound by the terms of the Reorganization under the Plan. However, any shareholder of the Mid-Cap Fund may redeem his or her shares pursuant to the Fund’s Prospectuses prior to the Reorganization.
          Completion of the Reorganization is subject to certain conditions set forth in the Plan, some of which may be waived by a party to the Plan. The Plan may be amended in any mutually agreed manner. The parties to the Plan may terminate the Plan by mutual consent and either party has the right to terminate the Plan under certain circumstances. Among other circumstances, either party may at any time terminate the Plan unilaterally upon a determination

[1]	Although the cost of the Reorganization, including the costs associated with the solicitation of proxies would be borne by the Mid-Cap Fund, the expenses of the Reorganization would be indirectly borne by RSMC due to the expense waiver arrangements between the Mid-Cap Fund and RSMC. RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent total operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed 1.15%.

by the Board of Trustees of the Trust that proceeding with the Plan is not in the best interests of a Fund or of its shareholders.
          Description of Securities to be Issued. Under the Plan, the Large-Cap Fund will issue additional shares of the Large Cap Fund for distribution to corresponding classes of shares of the Mid-Cap Fund. Under its Agreement and Declaration of Trust and By-laws, the Large-Cap Fund may issue an indefinite number of shares of beneficial interest for each class of shares.
          When the reorganization of the Mid-Cap Fund into the Large-Cap Fund is consummated, shareholders of A Shares and Institutional Shares will receive the corresponding class shares of the Large-Cap Fund having an aggregate NAV equal to the aggregate NAV of the shareholder’s shares in the Mid-Cap Fund.
          Each share of the Large-Cap Fund represents an equal proportionate interest with other shares of the Large-Cap Fund. Each share has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the Large-Cap Fund as authorized by the Board of Trustees. Shares of the Large-Cap Fund entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of the Large-Cap Fund received by the Mid-Cap Fund in the Reorganization will be issued at NAV without a sales charge, fully paid and non-assessable.
          Dividends and Other Distributions. On or before the Closing Date, as defined in the Plan, the Mid-Cap Fund will declare and pay as a distribution substantially all its undistributed net investment income, net short-term capital gain and net long-term capital gain, as applicable, to maintain its treatment as a regulated investment company.
          Federal Income Tax Consequences. Subject to certain stated assumptions contained therein, the Mid-Cap Fund will receive an opinion of Pepper Hamilton LLP, its counsel, substantially to the following effect: (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code and that the Mid-Cap Fund and the Large-Cap Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) a shareholder of the Mid-Cap Fund will recognize no gain or loss on the exchange of the shareholder’s shares of the Mid-Cap Fund solely for shares of the Large-Cap Fund; (iii) neither the Mid-Cap Fund nor the Large-Cap Fund will recognize any gain or loss upon the transfer of all of the assets of the Mid-Cap Fund to the Large-Cap Fund in exchange for shares of the Large-Cap Fund and the assumption by the Large-Cap Fund of the liabilities of the Mid-Cap Fund pursuant to the Plan or upon the distribution of shares of the Large-Cap Fund to shareholders of the Mid-Cap Fund in exchange for their respective shares of the Mid-Cap Fund; (iv) the holding period and tax basis of the assets of the Mid-Cap Fund acquired by the Large-Cap Fund will be the same as the holding period and tax basis that the Mid-Cap Fund had in such assets immediately prior to the Reorganization; (v) the aggregate tax basis of shares of the Large-Cap Fund received in connection with the Reorganization by each shareholder of the Mid-Cap Fund (including any fractional share to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shares of the Mid-Cap Fund surrendered in exchange therefore; (vi) the holding period of shares of the Large-Cap Fund received in connection with the Reorganization by each shareholder of the Mid-Cap Fund (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Mid-

Cap Fund surrendered in exchange therefore, provided that such Mid-Cap Fund shares constitute capital assets in the hands of the shareholder as of the Closing Date; and (vii) the Large-Cap Fund will succeed to the capital loss carryforwards of the Mid-Cap Fund but the use of the Large-Cap Fund’s existing capital loss carryforwards (as well as the carryforwards of the Mid-Cap Fund) may be subject to limitation under Section 383 of the Code after the Reorganization. This opinion of counsel will not be binding on the Internal Revenue Service or a court and there is no assurance that the Internal Revenue Service or a court will not take a view contrary to those expressed in the opinion.
          Shareholders of the Mid-Cap Fund are encouraged to consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
          Capitalization. The following table shows on an unaudited basis the capitalization of each of the Mid-Cap Fund and the Large-Cap Fund as of June 30, 2007 and on a pro forma combined basis, giving effect to the reorganization of the assets and liabilities of the Mid-Cap Fund into the Large-Cap Fund at net asset value as of June 30, 2007.

					Pro Forma After
					Reorganization
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund (a)
		Institutional		Institutional		Institutional
	A Shares	Shares	A Shares	Shares	A Shares	Shares
Net Asset Value	$11,981	$41,352,080	$11,950	$252,755,824	$23,931	$294,107,904
Shares Outstanding	873	3,007,072	829	17,548,917	1,661	20,420,009
Net Asset Value per Share	$13.72	$13.75	$14.41	$14.40	$14.41	$14.40

(a)	Assumes the Reorganization was consummated on June 30, 2007 and is for information purposes only. No assurance can be given as to how many shares of the Large-Cap Fund will be received by the shareholders of the Mid-Cap Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Large-Cap Fund that actually will be received on or after such date.
REASONS FOR THE REORGANIZATION
          Based on the considerations described below, the Board of Trustees, including the Trustees who are deemed to be independent trustees (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), separately on behalf of each of the Funds, have determined that the Reorganization would be in the best interests of the Mid-Cap Fund and the Large-Cap Fund and that the interests of the Mid-Cap Fund’s and the Large-Cap Fund’s existing shareholders would not be diluted as a result of the Reorganization.
          At a meeting of the Board of Trustees of the Trust held on September 27, 2007, RSMC presented the Plan to the Trustees and provided the Trustees with data and analysis regarding the proposed Reorganization. At the meeting, the Board considered a number of factors, including the following:

•	The decision by Wilmington Trust’s Investment Strategy Team, to eliminate “Mid-Cap equities” as a distinct asset class in its asset allocation models. Wilmington Trust’s Investment Strategy Team (“IST”) is made up of investment professionals at Wilmington Trust and its affiliates, including RSMC. The team prepares the asset allocation strategy models that RSMC relies on to make its allocations to a specific investment style (growth/value) or sub-adviser within each of the Funds. The decision to eliminate the “Mid-Cap” asset class from its asset allocation models was due in part to the overlap in index constituents of the Funds respective benchmark indices. Specifically, the Large Cap Fund’s benchmark index, the Russell 1000 contains approximately 800 stocks that RSMC identifies as “mid cap companies” (i.e., companies with market capitalizations of between $2 billion and $10 billion).

•	The relative size of the Mid-Cap Fund as compared to the Large-Cap Fund both before and after the Reorganization.

•	The relative past and current growth in assets of the Funds and the anticipated future inability of the Mid-Cap Fund to achieve satisfactory asset growth as analyzed by RSMC. The anticipated future inability of the Mid-Cap Fund to achieve satisfactory asset growth is based on the following facts: (i) Wilmington Trust Company, an affiliate of RSMC and the Funds, acts as the trustee to several shareholder accounts of the Mid-Cap Fund which account for a majority of the Fund’s assets; (ii) Wilmington Trust Company utilizes the asset allocation models of the Investment Strategy Team to allocate assets among distinct asset classes; and (iii) the Investment Strategy Team has eliminated “Mid-Cap equities” as an asset class in its models. Accordingly, it is unlikely that Wilmington Trust will continue to allocate assets to the Mid-Cap Fund. Regardless of whether the Reorganization occurs, Wilmington Trust in its capacity as trustee to certain accounts will likely move client assets away from the Mid-Cap Fund into other investment classes which are represented in their asset allocation models resulting in a reduction in the Mid-Cap Fund’s assets.

•	The Mid-Cap Fund and the Large-Cap Fund have compatible investment objectives, policies, and restrictions.

•	The relative investment performance of the Funds.

•	The relative expense ratios of the Funds and the anticipated impact of the proposed Reorganization on the expense ratio of the Large-Cap Fund.

•	The anticipated federal income tax consequences of the Reorganization with respect to each Fund and its shareholders.

•	The potential benefits of the proposed Reorganization for the shareholders of the Mid-Cap Fund and the Large-Cap Fund.

          The Board noted that the investment objective for the Mid-Cap Fund is identical to the investment objective of the Large-Cap Fund. The Board considered that the portfolio of the Mid-Cap Fund has historically been managed in substantially the same manner (and has similar holdings due to the overlap of the index constituents of the Funds’ respective benchmark indices) as the portfolio of the Large-Cap Fund, which should allow for a relatively smooth transition for shareholders of the Mid-Cap Fund should the proposed Reorganization be approved. The Board also noted that, with the exception of the market capitalization range of the securities in which the Funds invested, the investment strategies and policies of the Mid-Cap Fund are identical to the investment strategies and policies of the Large-Cap Fund.
          With respect to performance, the Board noted that the Mid-Cap Fund had stronger performance than the Large-Cap Fund for the period July 1, 2003 (inception date for both Funds) through June 30, 2007; however, the Large-Cap Fund had a stronger performance record for the one-year period ended June 30, 2007.
          In deciding whether to recommend approval of the Reorganization to shareholders, the Board also considered the fees and expense ratios of the Large-Cap Fund and the Mid-Cap Fund and the impact of existing and proposed contractual fee waivers on such expense ratios. The Board considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or utilizing, to a greater extent, breakpoints in advisory fees, although there can be no assurance that operational savings will be realized. The Board also noted that (i) RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent total operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed 1.15%; and (ii) that after such waivers or reimbursements the Mid-Cap Fund’s total annual operating expenses exceeded those of the Large Cap Fund. RSMC informed the Board that the Reorganization will be structured as a tax-free reorganization. RSMC also informed the Board as to the cost of the Reorganization, including the costs associated with the solicitation of proxies would be borne by the Mid-Cap Fund; however, the Board noted that the expenses of the Reorganization would be indirectly borne by RSMC due to the expense waiver arrangements between the Mid-Cap Fund and RSMC.
          The Board approved the Plan, concluding that the Reorganization is in the best interests of the Mid-Cap Fund and the Large-Cap Fund and that no dilution of value would result to the shareholders of either Fund from the Reorganization. The Board then decided to recommend that shareholders of the Mid-Cap Fund vote to approve the Reorganization. The Trustees approving the Plan and making the foregoing determinations included all of the Independent Trustees.
ADDITIONAL INFORMATION ABOUT THE FUNDS
          Information about the Funds is incorporated by reference into this Proxy Statement/Prospectus from the Prospectuses and SAI, forming a part of the Trust’s Registration Statement on Form N-1A (File Nos. 33-84762 and 811-08648). The annual report to shareholders dated June 30, 2007, and the semi-annual report to shareholders dated December 31, 2006 for each Fund, are incorporated by reference herein. You may receive a copy of the most recent Prospectus or SAI, and the annual and semi-annual reports for the Funds, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970. A copy of the SAI relating to the Reorganization is available upon request and without charge by calling (800) 336-9970.
          You can copy and review information about the Funds at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
REQUIRED VOTE AND BOARD’S RECOMMENDATION
          Approval of this Proposal requires the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Fund voting separately. The term “majority of the outstanding voting securities,” as defined in the 1940 Act and as used in this Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at a meeting if more than 50% of the outstanding voting securities of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the Fund. If the shareholders of the Mid-Cap Fund do not approve the Plan, the Board of Trustees may consider other possible courses of action for the Mid-Cap Fund, including liquidation and dissolution.
THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT
SHAREHOLDERS OF THE MID-CAP FUND VOTE “FOR” THE PROPOSAL.
*     *     *
LEGAL MATTERS
          The validity of the shares offered hereby will be passed upon for the Funds by Pepper Hamilton LLP.
FINANCIAL STATEMENTS
          The audited financial statements of the Funds for its fiscal year ended June 30, 2007 have been incorporated herein by reference in reliance upon the report of Ernst & Young LLP, the Funds’ independent registered public accounting firm, given on their authority as experts in accounting and auditing.
VOTING INFORMATION
          Shareholders of the Mid-Cap Fund are entitled to one vote for each Fund share held on the close of business on October 12, 2007 (the “Record Date”). The cost of preparing, printing and mailing the enclosed proxy card and this Proxy Statement/Prospectus, and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone or telegraph, will be paid by the Fund. In addition to solicitation by mail, Trustees, certain officers and representatives of the Fund, directors, officers and employees of RSMC, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally. The Fund also may engage a proxy services provider to assist it in its proxy solicitation efforts including solicitation of proxies by solicit proxies by telephone, telegram or personally.
          If a shareholder wishes to participate in the Meeting, the shareholder may submit the proxy card originally sent with this Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card, they may contact ADP Investor Communication Services toll-free at (877) 456-6399.
          Revocation of Proxy. Any proxy given by a shareholder is revocable until voted at the Meeting. Shareholders of the Mid-Cap Fund giving a proxy have the power to revoke it by mail (addressed to the Secretary of the Trust, c/o RSMC, at 1100 North Market Street, 9th Floor, Wilmington, Delaware 19890) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Mid-Cap Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposal referred to in the Proxy Statement/Prospectus.
          Quorum Requirement. The presence at the Meeting, in person or by proxy, of the holders of at least 40% of the outstanding shares of the Mid-Cap Fund, as of the record date, shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies necessary for the passage of the Proposal or to obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares of the Mid-Cap Fund present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of the Proposals and will vote against any such adjournment those proxies to be voted against the Proposals. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker “non-votes” will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Mid-Cap Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote, nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly. Abstentions will have the effect of a “no” vote on the Proposal. Broker non-votes will have the effect of a “no” vote for the Proposal if such vote is determined on the basis of obtaining the affirmative vote of more than 50% of the outstanding shares of the Fund. Broker non-votes will not constitute “yes” or “no” votes for the Proposal and will be disregarded in determining the voting securities “present” if such vote is determined on the basis of the affirmative vote of 67% of the voting securities of the Fund present at the Meeting.
          Shareholdings Information. Holders of record of the shares of the Fund on the Record Date, as to any matter on which they are entitled to vote, will be entitled to vote on all business of the Meeting.

          As of the record date, the Wilmington Multi-Manager Mid-Cap Fund had [___]shares issued and outstanding. As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Fund:
          [TO BE INSERTED]
          Wilmington Trust Company, an affiliate of RSMC and the Fund, acts as the trustee of several shareholder accounts of the Mid-Cap Fund. In such capacity, Wilmington Trust Company has discretionary authority to vote shares of the Fund held by such shareholders. Accordingly, Wilmington Trust Company will vote a majority of the Fund’s shares that are issued and outstanding. As of the Record Date, each Trustee’s individual shareholdings of the Fund constituted less than 1% of the outstanding shares of the Fund, and as a group, the Trustees and officers of the Trust own less than 1% of the shares of the Fund.
OTHER MATTERS
          No Trustee is aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Fund.
          PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.
By Order of the Board of Trustees of WT Mutual Fund
Edward W. Diffin, Jr.
Secretary

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
          This Agreement and Plan of Reorganization (this “Agreement”) is made as of this ___ day of December 2007, by and between WT Mutual Fund, a Delaware statutory trust (the “Trust”), on behalf of its Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”), and the Trust on behalf of its Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”).
          WHEREAS, the parties wish to enter into a plan of reorganization (the “Plan”) which will consist, among other things, of the transfer of assets of the Mid-Cap Fund to the Large-Cap Fund in exchange for shares of the Large-Cap Fund (the “Shares”), and the distribution of the Shares by the Mid-Cap Fund to its shareholders in connection with the dissolution of Fund; and
          WHEREAS, the parties intend that the transactions described in the preceding paragraph constitute a reorganization described in Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”); and
          WHEREAS, the reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement, which is intended to be and is adopted by the Trust, on its own behalf and on behalf of the Mid-Cap Fund, and by the Trust, on its own behalf and on behalf of the Large-Cap Fund, as a “plan of reorganization” within the meaning of Section 368 of the Code;
          WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined that the Plan is in the best interests of the shareholders of the Mid-Cap Fund and the Large-Cap Fund, respectively, and that their interests would not be diluted as a result of the transactions contemplated thereby.
          NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:
ARTICLE I
TRANSFER OF ASSETS AND LIABILITIES
          Section 1.1. Transfer of Assets and Liabilities.
Subject to the terms and conditions set forth herein, on the Closing Date (as hereafter defined) the Mid-Cap Fund shall transfer all of its assets to the Large-Cap Fund. In exchange therefor, the Large-Cap Fund shall assume all of the liabilities of the Mid-Cap Fund and deliver to the Mid-Cap Fund a number of “A Shares” and “Institutional Shares” of the Large-Cap Fund which is equal to (i) the aggregate net asset value attributable to each such Class of shares of the Mid-Cap Fund at the close of business on the day preceding the Closing Date, divided by (ii) the net asset value per share of such Class of shares of the Large-Cap Fund outstanding at the close of business on the day preceding the Closing Date.

          Section 1.2. Liquidation of Mid-Cap Fund. Subject to the terms and conditions set forth herein, on the Closing Date, the Mid-Cap Fund shall liquidate and shall distribute pro rata to each Class of its shareholders of record in proportion to their respective numbers of shares of each Class held by such shareholders, determined as of the close of business on the day preceding the Closing Date, the same Class of Shares received by the Mid-Cap Fund pursuant to Section 1.1.
          Section 1.3. No Issuance of Share Certificates. The Mid-Cap Fund shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the Large-Cap Fund in the names of its shareholders and transferring to its shareholders the Shares credited to the account of the Mid-Cap Fund on the books of the Large-Cap Fund. No certificates evidencing Shares shall be issued.
          Section 1.4. Time and Date of Valuation. The number of Shares to be issued by the Large-Cap Fund to the Mid-Cap Fund shall be computed as of 4:00 p.m. (Eastern time) on the date preceding the Closing Date in accordance with the regular practices of the Mid-Cap Fund, the Large-Cap Fund and the Trust.
          Section 1.5. Closing Time and Place. The Closing Date shall be ______, 2007, or such later date on which all of the conditions set forth in Article II have been fulfilled or otherwise waived by the parties hereto, but in any event not later than December 31, 2007, or such later date as the parties may mutually agree. All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the commencement of business on the Closing Date, unless otherwise provided. The closing of the reorganization contemplated by the Plan (the “Closing”) shall be held at 10:00 a.m. (Eastern time) at the offices of Pepper Hamilton LLP, 3000 Two Logan Square, Philadelphia, Pennsylvania 19103, or such other time and/or place as the parties may mutually agree.
          Section 1.6. Delay of Valuation. If on the day preceding the Closing Date (a) the primary trading market for portfolio securities of either party is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of either party and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
          Section 1.7. Termination of Mid-Cap Fund. As promptly as practicable after the Closing, the Mid-Cap Fund shall dissolve.
ARTICLE II
CONDITIONS PRECEDENT TO THE EFFECTIVENESS OF THE REORGANIZATION
          The respective obligation of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:

          Section 2.1. Shareholder Approval. On or prior to the Closing Date, the shareholders of the Mid-Cap Fund shall have approved the transactions contemplated by this Agreement in accordance with the provisions of Delaware law and the 1940 Act.
          Section 2.2. No Injunctions or Restraints. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.
          Section 2.3. Consents. All consents of the other party and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party or the Trust.
          Section 2.4. Effective Registration Statement. The Form N-1A Registration Statement of the Trust and the Form N-14 Registration Statement of the Trust with respect to the Shares shall continue to be effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.
          Section 2.5. Tax Opinion. The parties shall have received an opinion of Pepper Hamilton LLP substantially to the effect that for Federal income tax purposes:
               (a) The transfer of substantially all of the Mid-Cap Fund’s assets to the Large-Cap Fund in exchange for Shares and the assumption of the Mid-Cap Fund’s liabilities, and the distribution of the Shares to the Mid-Cap Fund’s shareholders in liquidation of the Mid-Cap Fund, will constitute a “reorganization” (the “Reorganization”) within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Mid-Cap Fund and the Large-Cap Fund each are a “party to a reorganization” within the meaning of Code Section 368(b);
               (b) No gain or loss will be recognized by the Large-Cap Fund upon the receipt of the assets of the Mid-Cap Fund in exchange for Shares and the assumption of the liabilities of the Mid-Cap Fund, if any;
               (c) No gain or loss will be recognized by the Mid-Cap Fund upon the transfer of its assets to, and the assumption of its liabilities by, the Large-Cap Fund in exchange for Shares and the assumption by the Large-Cap Fund of the Mid-Cap Fund’s liabilities;
               (d) No gain or loss will be recognized by any shareholder of the Mid-Cap Fund upon the exchange of Mid-Cap Fund shares for Shares of the Large Cap Fund;

               (e) The tax basis of each of the assets of the Mid-Cap Fund transferred to the Large-Cap Fund will be the same as the tax basis of each such asset to the Mid-Cap Fund immediately prior to the Reorganization;
               (f) The adjusted tax basis of the Shares received by each Mid-Cap Fund shareholder pursuant to the Reorganization will be the same as the adjusted tax basis of the Mid-Cap Fund shares held by that shareholder immediately prior to the Reorganization;
               (g) The holding period of each of the assets of the Mid-Cap Fund acquired by the Large-Cap Fund will include the period during which such asset was held by the Mid-Cap Fund; and
               (h) The holding period of the Shares to be received by each Mid-Cap Fund shareholder will include the period during which the Mid-Cap Fund shares exchanged therefor were held by such shareholder, provided that such Mid-Cap Fund shares were held as capital assets on the date of the Reorganization.
          Section 2.6. Covenants, Representations and Warranties. Each party shall have performed all of its covenants set forth in Article 4, and its representations and warranties set forth in Article 3 shall be true and correct in all material respects on and as of the Closing Date as if made on such date, and the President or a Vice-President of the Trust shall have executed a certificate to such effect.
          Section 2.7. Statement of Assets and Liabilities. The Mid-Cap Fund shall have delivered to the Trust on the Closing Date a statement of its assets and liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of its Treasurer or Assistant Treasurer as to its portfolio securities and the federal income tax basis and holding period as of the Closing Date.
ARTICLE III
REPRESENTATIONS AND WARRANTIES
          The parties represent and warrant as follows:
          Section 3.1. Structure and Standing. Each party represents and warrants that it is duly organized as a series of a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and conduct its business.
          Section 3.2. Power. Each party represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Trust; this Agreement does not violate, and its performance will not result in violation of, any provision of the Declaration of Trust of the Trust, or any agreement, instrument or other undertaking to which it is a party or by which it is bound; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.
          Section 3.3. Litigation. Each party represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; it knows of no facts which might form the basis for the institution of such proceedings; and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
          Section 3.4. Fund Assets. The Mid-Cap Fund represents and warrants that on the Closing Date the assets received by the Large-Cap Fund from the Mid-Cap Fund will be delivered to the Large-Cap Fund as provided in Section 1.1 free and clear of all liens, pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Mid-Cap Fund and without any restriction upon the transfer thereof, except for such liabilities assumed as provided in Section 1.1.
          Section 3.5. The Shares. The Large-Cap Fund represents and warrants that on the Closing Date (a) the Shares to be delivered to the Mid-Cap Fund as contemplated in this Agreement will be duly authorized, validly issued, fully paid and nonassessable; (b) no shareholder of the Large-Cap Fund or any other series of the Trust has any preemptive right to subscription or purchase in respect thereof; (c) the Mid-Cap Fund will acquire the Shares free and clear of all liens pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Trust and without any restriction on the transfer thereof; and (d) the Shares will be duly qualified for offering to the public in all of the states of the United States in which such qualification is required or an exemption from such requirement shall have been obtained.
          Section 3.6. Tax Status and Filings. Each party represents and warrants that it has satisfied the requirements of Subchapter M of the Code for treatment as a regulated investment company and has elected to be treated as such; it has filed or furnished all federal, state, and other tax returns and reports required by law to have been filed or furnished, and it has paid or made provision for payment of, so far as due, all federal, state and other taxes, interest and penalties; that no such return is currently being audited; and that no assessment has been asserted with respect to any such returns or reports.
          Section 3.7. Accuracy of Information. Each party represents and warrants that all information furnished by it to the other party for use in any documents which may be necessary in connection with the transactions contemplated by this Agreement will be accurate and complete and will comply in all material respects with federal securities and other laws and regulations applicable thereto.
          Section 3.8. Acquisition of the Shares. The Mid-Cap Fund represents and warrants that the Shares it acquires pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, except in accordance with the terms of this Agreement.
          Section 3.9. Financial Statements. Each party represents and warrants that its Statement of Assets and Liabilities as of September 30, 2007 provided to the other party has been prepared in accordance with generally accepted accounting principles consistently applied, and fairly reflects the financial condition of such party as of such date, and there are no known contingent liabilities of such party as of such date not disclosed therein.
          Section 3.10. No Adverse Changes. Each party represents and warrants that since September 30, 2007, there has not been any material adverse change in its financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business except as otherwise disclosed in writing to and accepted by the other party (for the purposes of this paragraph, a decline in net asset value per share of a party shall not constitute a material adverse change).
          Section 3.11. Proxy Statement. Each party represents and warrants that the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 to be used in connection with the transaction contemplated hereby (only insofar as it relates to such party) will, on its effective date and on the Closing Date, not contain any untrue statement of material fact with respect to such party or omit to state a material fact required to be stated therein with respect to such party or necessary to make the statements therein with respect to such party, in light of the circumstances under which such statements were made, not materially misleading.
ARTICLE IV
COVENANTS
          Section 4.1. Conduct of Business. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, each party shall operate its business in the ordinary course except as contemplated by this Agreement.
          Section 4.2. Shareholder Meeting. The Mid-Cap Fund shall call a special meeting of its shareholders as soon as possible for the purpose of considering the reorganization contemplated by this Agreement.
          Section 4.3. Preparation of Combined Proxy Statement and Prospectus. As soon as reasonably practicable after the execution of this Agreement, the Trust, on behalf of the Mid-Cap Fund, shall prepare and file a combined prospectus and proxy statement with respect to the reorganization with the United States Securities and Exchange Commission in form and substance satisfactory to both parties, and shall use its best efforts to provide that the combined prospectus and proxy statement can be distributed to the shareholders of the Mid-Cap Fund as promptly thereafter as is practicable. As soon as reasonably practicable, the parties shall also prepare and file any other related filings required under applicable state securities laws.

          Section 4.4. Fees and Expenses. Whether or not this Agreement is consummated, each party shall bear its respective costs and expenses incurred in connection with this Agreement and the transactions contemplated hereby.
          Section 4.5. Provision of Documents. Each party agrees that it will, from time to time as and when reasonably requested by the other party, provide or cause to be provided to the other party such information, execute and deliver or cause to be executed and delivered to the other party such documents, and take or cause to be taken such further action, as the other party may deem necessary in order to carry out the intent of this Agreement.
          Section 4.6. Mid-Cap Fund Liabilities. The Mid-Cap Fund will use its best efforts to discharge all of its financial liabilities and obligations prior to the Closing Date.
ARTICLE V
TERMINATION, AMENDMENT AND WAIVER
          Section 5.1. Termination.
          This Agreement may be terminated by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if
               (a) either party shall have breached any material provision of this Agreement; or
               (b) circumstances develop that, in the opinion of such Board, make proceeding with the Plan inadvisable; or
               (c) any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.
          Section 5.2. Effect of Termination.
          In the event of any termination pursuant to Section 5.1, there shall be no liability for damage on the part of either party to the other party.
          Section 5.3. Amendment.
          This Agreement contains the entire agreement of the parties with respect to the reorganization contemplated by the Plan and may be amended prior to the Closing Date by the parties in writing at any time; provided, however, that there shall not be any amendment that by law requires approval by the shareholders of a party without obtaining such approval.
          Section 5.4. Waiver.
          At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust if, in its judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Mid-Cap Fund or the Large-Cap Fund, respectively.
ARTICLE VI
GENERAL PROVISIONS
          Section 6.1. Governing Law.
          This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.
          Section 6.2. Assignment.
          This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
          Section 6.3. Recourse.
          All persons dealing with the Large-Cap Fund or the Mid-Cap Fund must look solely to the property of the Large-Cap Fund or the Mid-Cap Fund for the enforcement of any claims against the Large-Cap Fund or the Mid-Cap Fund, respectively, as neither the trustees, directors, officers, agents nor shareholders of the Large-Cap Fund or the Mid-Cap Fund assume any personal liability for obligations entered into on behalf of the Large-Cap Fund or the Mid-Cap Fund, respectively.
          Section 6.4. Notices.
          Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to either party at:
WT Mutual Fund
1100 North Market Street
Wilmington, DE 19890
Attn: Edward W. Diffin, Jr., Secretary
with a copy to:
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103
Attn: Joseph V. Del Raso

          IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

WT MUTUAL FUND, on behalf of its Wilmington Multi-Manager Mid-Cap Fund
By:
Neil Wolfson, President

WT MUTUAL FUND, on behalf of its Wilmington Multi-Manager Large-Cap Fund
By:
Neil Wolfson, President

WT MUTUAL FUND
1100 North Market Street
Wilmington, DE 19890

STATEMENT OF ADDITIONAL INFORMATION

[     ], 2007
          This Statement of Additional Information (the “SAI”) is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated November ___, 2007 (“Prospectus”), for the Special Meeting of Shareholders of the Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”) of WT Mutual Fund (the “Trust”), a Delaware statutory trust, to be held on December ___, 2007.
          This SAI, relating specifically to the proposed reorganization of the Mid-Cap Fund into the Wilmington Multi-Manager Large-Cap Fund series (the “Large-Cap Fund”) of the Trust, consists of this cover page and the statement of additional information for the Wilmington Multi-Manager Funds dated November 1, 2007, which is incorporated by reference herein. The annual report to shareholders dated June 30, 2007, and the semi-annual report to shareholders dated December 31, 2006 for each Fund, are incorporated by reference herein.
          You may receive a copy of the most recent Prospectuses or SAI, and the annual and semi-annual reports for the Funds, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970.
          Pro forma financial statements required by Rule 11-01 of Regulation S-X are attached hereto as Appendix I.

APPENDIX I
          The unaudited pro forma portfolio of investments and pro forma statement of assets and liabilities reflect financial positions as if the transaction occurred on [June 30, 2007]. The unaudited pro forma statement of operations reflects expenses for the twelve months ended June 30, 2007. The pro forma financial statements give effect to the proposed exchange of shares of the Large-Cap Fund for the assets and liabilities of the Mid-Cap Fund, with the Large-Cap Fund being the surviving entity. The proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. It is not anticipated that the Large-Cap Fund will sell any securities of the Mid-Cap Fund acquired in the Reorganization other than in the ordinary course of business.
Pro Forma Combined Schedule of Investments
for Wilmington Multi-Manager Large-Cap Fund and
Wilmington Multi-Manager Mid-Cap Fund
as of June 30, 2007 (Unaudited)
          [TO BE INSERTED]
Pro Forma Combined Statement of Assets and Liabilities
for Wilmington Multi-Manager Large-Cap Fund and
Wilmington Multi-Manager Mid-Cap Fund
as of June 30, 2007 (Unaudited)
          [TO BE INSERTED]
Pro Forma Combined Statement of Operations
for Wilmington Multi-Manager Large-Cap Fund and
Wilmington Multi-Manager Mid-Cap Fund
for the Twelve Months ended June 30, 2007 (Unaudited)
          [TO BE INSERTED]
Notes to Pro Forma Combined Financial Statements (Unaudited)
          [TO BE INSERTED]

I-1

PART C
OTHER INFORMATION
Item 15. Indemnification.
The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Agreement”) and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Trust, nor shall any trustee be responsible for the act or omission of any other trustee, and the Trust out of its assets may indemnify and hold harmless each trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee’s performance of his or her duties as a trustee or officer of the Trust; provided that the trustees and officers of the Trust shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article IX of the Agreement incorporated by reference as Exhibit 1(a)(i) to this registration statement on Form N-14 and Article IX of the Trust’s By-laws incorporated by reference as Exhibit 2 to this registration statement on Form N-14.
The Trust is party to an investment advisory agreement with Rodney Square Management Corporation (“RSMC”). The investment advisory agreement with the Trust provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the adviser shall not be subject to liability to the Trust, any series of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust. Any liability of the adviser to any series of the Trust shall not automatically impart liability on the part of such adviser to any other series of the Trust. No series of the Trust shall be liable for the obligations of any other series of the Trust.
The Trust is a party to a sub-advisory agreement with each of Armstrong Shaw Associates, Inc. (“ASA”), Montag & Caldwell, Inc. (“M&C”), First Quadrant, L.P. (“FQ”), Parametric Portfolio Associates LLC (“PPA”), and Wilmington Trust Investment Management, LLC (“WTIM”). Each of the foregoing sub-advisory agreements provides that the sub-adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or Rodney Square Management Corporation (“RSMC”), provided, however, that such acts or omissions shall not have resulted from the sub-adviser’s willful misfeasance, bad faith, gross negligence or a reckless disregard of duty under its sub-advisory agreement.
Indemnification of Professional Funds Distributor, LLC (the “Distributor”), the Trust’s principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit 7(a)(i) to this registration statement on Form N-14. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the

Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.
Indemnification of RSMC, in its capacity as administrator, against certain losses is provided for in Section 12 of the Administration Agreement with Wilmington Trust Company incorporated by reference as Exhibit 13(b)(i) to this registration statement on Form N-14. The Trust agrees to indemnify and hold harmless RSMC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys’ fees and disbursements arising directly or indirectly from any action or omission to act which RSMC takes (i) at the request or on the direction of or in reliance on the advice of the Trust or (ii) upon oral instructions or written instructions. Neither RSMC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of RSMC’s or its affiliates’ own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement.
Indemnification of PFPC in its capacity as sub-administrator and accounting agent against certain losses is provided for in Section 12 of the Sub-Administration and Accounting Services Agreement with PFPC incorporated by reference as Exhibit 13(c)(i) to this registration statement on Form N-14. The Trust, on behalf of each series of the Trust, agrees to indemnify and hold harmless PFPC, its affiliates and its authorized agents from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys’ fees and disbursements arising directly or indirectly from any action or omission to act which PFPC, its affiliates or its authorized agents take (i) at the request or on the direction of or in reliance on the advice of the Trust or (ii) upon oral instructions or written instructions. Neither PFPC, nor any of its affiliates or agents, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC’s or its affiliates’ or its agents’ own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Sub-Administration and Accounting Services Agreement.
Item 16. Exhibits.

1(a)(i)	Amended and Restated Agreement and Declaration of Trust of WT Mutual Fund (the “Registrant”). (1)

1(a)(ii)	Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Trust. (2)

1(b)	Certificate of Trust dated June 1, 1994. (3)

1(c)	Certificate of Amendment to Certificate of Trust dated October 7, 1994. (4)

1(d)	Certificate of Amendment to Certificate of Trust dated October 20, 1998. (5)

2	Amended and Restated By-Laws. (1)

3	Not applicable.

4	Form of Agreement and Plan of Reorganization is filed herewith.

5	See Articles III, VII, and VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust. (1)

6(a)(i)	Advisory Agreement between the Registrant and Rodney Square Management Corporation (“RSMC”) dated July 1, 2005. (6)

(6)(a)(ii)	Amended and Restated Schedules A and B dated November 14, 2006 to Advisory Agreement between the Registrant and RSMC. (2)

6(b)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and ASA dated July 1, 2005. (7)

6(c)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and M&C dated July 1, 2005. (7)

6(d)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and PPA dated July 1, 2005. (7)

6(e)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and FQ dated July 1, 2005. (7)

6(f)(i)	Sub-Advisory Agreement among the Registrant, RSMC and Wilmington Trust Investment Management, LLC (“WTIM”) dated July 1, 2005. (7)

6(f)(ii)	Amended and Restated Schedule A to Sub-Advisory Agreement among the Registrant, RSMC and WTIM. (8)

6(g)	Expense Limitation Agreement between the Trust and RSMC dated November 14, 2006. (9)

6(h)	Sub-Advisory Agreement among the Registrant, with respect to the Large Wilmington Multi-Manager Large-Cap Fund, RSMC and WTIM, dated December 6, 2006. (9)

7(a)(i)	Distribution Agreement between the Registrant and Professional Funds Distributor, LLC. (10)

7(a)(ii)	Amended Exhibit A to Distribution Agreement between the Registrant and Professional Funds Distributor, LLC. (2)

7(b)	Form of Broker-Dealer Agreement. (10)

8	Amended and Restated Deferred Compensation Plan for Independent Trustees. (8)

9(a)	Custody Agreement between the Registrant and Wilmington Trust Company (“Wilmington Trust”). (11)

9(b)	Foreign Custody Agreement between the Trust and PFPC Trust Company. (11)

9(c)	Sub-Custody Agreement among the Registrant, Wilmington Trust and PFPC Trust Company. (12)

10(a)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1. (2)

10(b)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. (2)

11	Opinion and consent of Pepper Hamilton LLP regarding validity of securities being offered to be filed by amendment.

12	Opinion and consent of Pepper Hamilton LLP regarding tax matters to be filed by post-effective amendment.

13(a)(i)	Transfer Agency Agreement between the Registrant and PFPC Inc. (13)

13(a)(ii)	Amendment to Transfer Agency Agreement between the Registrant and PFPC Inc. (14)

13(a)(iii)	Amended Exhibit A to Transfer Agency Agreement with PFPC Inc. (2)

13(b)(i)	Administration Agreement dated May 1, 2006 between the Registrant and RSMC. (6)

13(b)(ii)	Amended Exhibit A to Administration Agreement. (9)

13(c)(i)	Sub-Administration and Accounting Services Agreement dated May 1, 2006 among the Trust, RSMC and PFPC Inc. (6)

13(c)(ii)	Amended Exhibit A to Sub-Administration and Accounting Services Agreement. (9)

13(d)	Compliance Services Agreement dated May 1, 2006 between the Registrant and RSMC. (6)

14	Consent of Ernst & Young LLP is filed herewith.

15	Not applicable.

16	Powers of Attorney are filed herewith.

17(a)	Prospectus for Institutional Shares of the Wilmington Multi-Manager Funds, Prospectus for A Shares of the Wilmington Multi-Manager Funds and Statement of Additional Information for the Wilmington Multi-Manager Funds of the Registrant to be filed by amendment.

17(b)	Annual Report to Shareholders of the Wilmington Multi-Manager Funds for the fiscal year ended June 30, 2007. (15)

17(c)	Form of Proxy Card is filed herewith.

(1)	Previously filed with the Securities and Exchange Commission (“SEC”) with Post-Effective Amendment (“PEA”) No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(2)	Previously filed with the SEC with PEA No. 42 on Form N-1A on November 14, 2006 and incorporated herein by reference.

(3)	Previously filed with the SEC with PEA No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4)	Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(5)	Previously filed with the SEC with PEA No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(6)	Previously filed with the SEC with PEA No. 37 on Form N-1A on June 16, 2006 and incorporated herein by reference.

(7)	Previously filed with the SEC with PEA No. 32 on Form N-1A on August 29, 2005 and incorporated herein by reference.

(8)	Previously filed with the SEC with PEA No. 36 on Form N-1A on February 2, 2006 and incorporated herein by reference.

(9)	Previously filed with the SEC with PEA No. 43 on Form N-1A on August 29, 2007 and incorporated herein by reference.

(10)	Previously filed with the SEC with PEA No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference.

(11)	Previously filed with the SEC with PEA No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(12)	Previously filed with the SEC with PEA No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(13)	Previously filed with the SEC with PEA No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(14)	Previously filed with the SEC with PEA No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(15)	Previously filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on September 10, 2007 and incorporated herein by reference.
Item 17. Undertakings.
(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganization contemplated by this Registration Statement on Form N-14.

SIGNATURES
As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the registrant in the City of Wilmington, and State of Delaware on the 18th day of October.

WT MUTUAL FUND
By:	/s/ Neil Wolfson
Neil Wolfson, President

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold* Robert H. Arnold	Trustee	October 18, 2007

/s/ Eric Brucker* Eric Brucker	Trustee	October 18, 2007

/s/ Ted T. Cecala * Ted T. Cecala	Trustee	October 18, 2007

/s/ Robert J. Christian* Robert J. Christian	Trustee	October 18, 2007

/s/ John J. Kelley John J. Kelley	Vice President and Chief Financial Officer	October 18, 2007

/s/ Nicholas A. Giordano* Nicholas A. Giordano	Chairman of the Board and Trustee	October 18, 2007

/s/ Louis Klein, Jr.* Louis Klein, Jr.	Trustee	October 18, 2007

/s/ John J. Quindlen* John J. Quindlen	Trustee	October 18, 2007

/s/ Mark Sargent* Mark Sargent	Trustee	October 18, 2007

/s/ Neil Wolfson Neil Wolfson	President and Chief Executive Officer	October 18, 2007

* By	/s/ John J. Kelley
John J. Kelley
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

4	Form of Agreement and Plan of Reorganization

14	Consent of Ernst & Young LLP

16	Powers of Attorney

17(c)	Form of Proxy Card